CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flow From Operating Activities
Profit/(loss) Before Income Tax	¥ (128,072,000)	¥ 19,854,000	¥ 58,616,000
Adjustments For:
Reversal Of Directors' Fee	(130,000)
Depreciation Of Property, Plant And Equipment	2,973,000	2,977,000	2,944,000
Amortization Of Intangible Asset	1,000	1,000	2,000
Gain On Disposal Of Property, Plant And Equipment	0	0	(174,000)
Share-based Compensation	0	111,000	75,000
Credit Impairment Losses	119,078,000	55,264,000	24,694,000
Operating Profit/(loss) Before Changes In Working Capital	(6,150,000)	78,207,000	86,157,000
Interest Receivables	0	0	7,057,000
Loans Receivable	(12,028,000)	(102,263,000)	(70,131,000)
Prepaid Expenses	(39,000)	(2,250,000)	743,000
Salary And Benefit Payable	2,212,000	2,399,000	3,850,000
Interest Payable	18,563,000	18,399,000	12,584,000
Other Payable	7,670,000	4,882,000	(25,183,000)
Net Cash Generated By/(used In) Operating Activities	10,228,000	(626,000)	15,077,000
Cash Flow From Investing Activities
Proceeds From Disposal Of Property, Plant And Equipment	0	0	195,000
Purchase For Property, Plant And Equipment	0	0	(271,000)
Net Cash Used In Investing Activities	0	0	(76,000)
Cash Flow From Financing Activities
Proceeds Received From Related Party Loans	0	414,000	17,434,000
Repayments Of Related Party Loans	(10,000,000)	0	(14,693,000)
Proceeds Received From Shareholders' Loans	0	0	13,000,000
Repayments Of Shareholders' Loans	0	0	(3,000,000)
Proceeds Received From Loans Payable	0	0	48,142,000
Repayments Of Loans Payable	0	0	(79,345,000)
Net Cash (used In)/generated By Financing Activities	(10,000,000)	414,000	(18,462,000)
Net (decrease)/increase In Cash, Cash Equivalents And Restricted Cash	228,000	(212,000)	(3,461,000)
Cash And Cash Equivalents At Beginning Of Year	97,000	132,000	3,188,000
Exchange Losses On Cash, Cash Equivalents And Restricted Cash	71,000	177,000	405,000
Cash, Cash Equivalents And Restricted Cash At End Of Year	396,000	97,000	132,000
Net Cash Generated By/(used In) Operating Activities Include
Interest Received	0	100,000	3,307,000
Interest Paid	0	(200,000)	(3,709,000)
Loans Receivable Novated To A Related Party To Offset Its Related Party Loans To The Company	¥ 0	¥ 1,305,000	¥ 40,216,000